Shareholders' equity - Share capital (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Share capital
Ordinary share capital, fully paid	$ 39,666	$ 41,601
Treasury shares	(655)	(606)
Total share capital	39,011	40,995
NCI	$ 57	$ 57
Restricted Share Plan (RSP)
Share capital
Number of unvested RSP treasury shares held	5,034,310	4,363,329
Parent Entity
Share capital
Ordinary share capital, fully paid	$ 39,666	$ 41,601
Treasury shares	(713)	(664)
Total share capital	$ 38,953	$ 40,937
Parent Entity | Restricted Share Plan (RSP)
Share capital
Number of unvested RSP treasury shares held	5,034,310	4,363,329